2. Concessions and Authorizations (Details) - Concession Agreement/Authorization	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Contract 046/1999, extended by 5th addendum to the contract
Interest	100.00%
Maturity	07.07.2045
Concessions agreements or authorizations	Authorization Term 54/2003 - Anatel/SVP/PVST
Interest	100.00%
Maturity	Indeterminate
Concessions agreements or authorizations	Authorization Term 305/2012 - Anatel/SVP/PVST
Interest	100.00%
Maturity	Indeterminate
Concessions agreements or authorizations	Contract 125/2001 - HPP Fundão and Santa Clara
Interest	70.00%
Maturity	05.28.2037
Concessions agreements or authorizations	Authorization - SHP Fundão I and SHP Santa Clara I - 753/2002 and 757/2002
Interest	70.00%
Maturity	12.18.2032
Concessions agreements or authorizations	Contract 188/1998 - HPP Dona Francisca
Interest	23.00%
Maturity	08.27.2033
Concessions agreements or authorizations	Authorization 351/1999 - TPP Araucária (60% Copel GET)
Interest	20.00%
Maturity	12.22.2029
Concessions agreements or authorizations	Concession gas distribution contract
Interest	51.00%
Maturity	01.20.2019
Concessions agreements or authorizations	PART-T-300_R12 4861-.0000.99/2014-00 - ANP
Interest	30.00%
Maturity	05.15.2045
Concessions agreements or authorizations	MME Ordinance 173 /2012 - WPP São João
Interest	49.00%
Maturity	03.25.2047
Concessions agreements or authorizations	MME Ordinance 204 /2012 - WPP Carnaúbas
Interest	49.00%
Maturity	04.08.2047
Concessions agreements or authorizations	MME Ordinance 230 /2012 - WPP Reduto
Interest	49.00%
Maturity	04.15.2047
Concessions agreements or authorizations	MME Ordinance 233/2012 - WPP Santo Cristo
Interest	49.00%
Maturity	04.17.2047